Share-based Payments - Disclosure of indirect measurement of fair value of restricted shares granted during period (Details) - Global Blue Management Incentive Plan	Sep. 14, 2022 share $ / shares	Oct. 12, 2021 $ / shares	Oct. 23, 2020 $ / shares
RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Number of restricted shares granted (in shares) | share	764,000
Vesting tranche one | RSA 2020 NED
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.14%
Fair value per share (in USD per share)			$ 8.62
Vesting tranche one | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.14%
Fair value per share (in USD per share)			$ 7.28
Vesting tranche one | RSAe 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.10%
Fair value per share (in USD per share)		$ 6.59
Vesting tranche one | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.10%
Fair value per share (in USD per share)		$ 5.47
Vesting tranche one | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Number of restricted shares granted (in shares) | share	191,000
Risk free interest rate	4.23%
Fair value per share (in USD per share)	$ 3.91
Vesting tranche two | RSA 2020 NED
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.17%
Fair value per share (in USD per share)			$ 8.61
Vesting tranche two | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.17%
Fair value per share (in USD per share)			$ 7.27
Vesting tranche two | RSAe 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.21%
Fair value per share (in USD per share)		$ 6.57
Vesting tranche two | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.21%
Fair value per share (in USD per share)		$ 5.46
Vesting tranche two | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Number of restricted shares granted (in shares) | share	191,000
Risk free interest rate	4.21%
Fair value per share (in USD per share)	$ 3.75
Vesting tranche three | RSA 2020 NED
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.22%
Fair value per share (in USD per share)			$ 8.58
Vesting tranche three | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.23%
Fair value per share (in USD per share)			$ 7.25
Vesting tranche three | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.40%
Fair value per share (in USD per share)		$ 5.42
Vesting tranche three | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Number of restricted shares granted (in shares) | share	191,000
Risk free interest rate	4.03%
Fair value per share (in USD per share)	$ 3.61
Vesting tranche four | RSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.31%
Fair value per share (in USD per share)			$ 7.21
Vesting tranche four | RSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.62%
Fair value per share (in USD per share)		$ 5.35
Vesting tranche four | RSA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Number of restricted shares granted (in shares) | share	191,000
Risk free interest rate	3.90%
Fair value per share (in USD per share)	$ 3.49